Investments in Unconsolidated Subsidiaries and Affiliates	6 Months Ended
Jun. 30, 2018
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

11. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2018 and December 31, 2017 is as follows:

	June 30, 2018	December 31, 2017
	(in millions)
Equity method	$534	$555
Cost method	3	6
Total	$537	$561